UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     February 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $88,485 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409    42278  1939739 SH       SOLE                  1939739        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     8674    65214 SH  PUT  SOLE                    65214        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     3999    23250 SH  PUT  SOLE                    23250        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3030    58920 SH       SOLE                    58920        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589      658    26645 SH       SOLE                    26645        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     8450    50000 SH  PUT  SOLE                    50000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     3820   117536 SH  PUT  SOLE                   117536        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     2233    29000 SH  PUT  SOLE                    29000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7075    14150 SH  CALL SOLE                    14150        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8268    54397 SH       SOLE                    54397        0        0